Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10. Commitments and Contingencies
Litigation
We are not presently subject to any material litigation nor, to our knowledge, is any material litigation threatened against us, which if determined unfavorably to us, would have a material adverse effect on our consolidated financial position, results of operations or cash flows.
Environmental Matters
We follow a policy of monitoring our properties for the presence of hazardous or toxic substances. While there can be no assurance that a material environmental liability does not exist at our properties, we are not currently aware of any environmental liability with respect to our properties that would have a material effect on our consolidated financial position, results of operations or cash flows. Further, we are not aware of any material environmental liability or any unasserted claim or assessment with respect to an environmental liability that we believe would require additional disclosure or the recording of a loss contingency.
Other
Our other commitments and contingencies include the usual obligations of real estate owners and operators in the normal course of business, which include calls/puts to sell/acquire properties. In our view, these matters are not expected to have a material adverse effect on our consolidated financial position, results of operations or cash flows.

10. Commitments and Contingencies
Litigation
We are not presently subject to any material litigation nor, to our knowledge, is any material litigation threatened against us, which if determined unfavorably to us, would have a material adverse effect on our consolidated financial position, results of operations or cash flows.
Environmental Matters
We follow a policy of monitoring our properties for the presence of hazardous or toxic substances. While there can be no assurance that a material environmental liability does not exist at our properties, we are not currently aware of any environmental liability with respect to our properties that would have a material effect on our consolidated financial position, results of operations or cash flows. Further, we are not aware of any material environmental liability or any unasserted claim or assessment with respect to an environmental liability that we believe would require additional disclosure or the recording of a loss contingency.
Other
Our other commitments and contingencies include the usual obligations of real estate owners and operators in the normal course of business, which include calls/puts to sell/acquire properties. In our view, these matters are not expected to have a material adverse effect on our consolidated financial position, results of operations or cash flows.
Impact of the
COVID-19
Pandemic
Since March 2020, the
COVID-19
pandemic has been dramatically impacting the United States, which has resulted in an aggressive worldwide effort to contain the spread of the virus. These efforts have significantly and adversely disrupted economic markets and impacted commercial activity worldwide, including markets in which we own and/or operate properties, and the prolonged economic impact remains uncertain. In addition, the continuously evolving nature of the
COVID-19
pandemic makes it difficult to ascertain the long-term impact it will have on real estate markets and our portfolio of investments. Considerable uncertainty still surrounds the
COVID-19
pandemic and its effects on the population, as well as the effectiveness of any responses taken on national and local levels by government and public health authorities and businesses to contain and combat the outbreak and spread of the virus, including the widespread availability and use of effective vaccines. In particular, government-imposed business closures and re-opening
restrictions, as well as self-imposed restrictions of discretionary activities, have dramatically impacted the operations of our real estate investments and our tenants across the country, such as creating significant declines in resident occupancy. Further, our senior housing facilities have also experienced dramatic increases and may continue to experience increases in costs to care for residents; particularly labor costs to maintain staffing levels to care for the aged population during this crisis, costs of
COVID-19
testing of employees and residents and costs to procure the volume of personal protective equipment and other supplies required.
We received and recognized in our accompanying consolidated financial statements stimulus funds through economic relief programs of the CARES Act, as discussed at Note 2, Summary of Significant Accounting Policies — Government Grants. We have also taken actions to strengthen our balance sheet and preserve liquidity in response to the
COVID-19
pandemic risks. From March to December 2020, we postponed
non-essential
capital expenditures. In addition, in March 2020, we reduced the stockholder distribution rate and partially suspended our share repurchase plan. See Note 12, Equity — Share Repurchase Plan, for a further discussion. We are continuously monitoring the impact of the
COVID-19
pandemic on our business, residents, tenants, operating partners, managers, portfolio of investments and on the
United States and global economies.